ACCOUNTING PRONOUNCEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
ACCOUNTING PRONOUNCEMENTS
ACCOUNTING PRONOUNCEMENTS

NOTE 3       ACCOUNTING PRONOUNCEMENTS

Retrospective application of ASU No 2016-15  “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”

In August 2016, the FASB issued an amendment of previously issued guidance, which intends to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective January 1, 2018, however as early adoption is permitted, the Partnership elected to retrospectively apply this guidance effective December 31, 2016. The Partnership has elected to classify distributions received from equity method investees using the nature of distributions approach as it is more representative of the nature of the underlying activities of the investees that generated the distributions. As a result, certain comparative period distributions received from equity method investees, amounting to $8 million for the three months ended March 31, 2016, have been reclassified from investing activities to cash generated from operations in the consolidated statement of cash flows.

Effective January 1, 2017

Inventory

In July 2015, the FASB issued new guidance on simplifying the measurement of inventory. The new guidance specifies that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This new guidance was effective January 1, 2017, and was applied prospectively and did not have a material impact on the Partnership’s consolidated balance sheet.

Equity method and joint ventures

In March 2016, the FASB issued new guidance that simplifies the transition to equity method accounting. The new guidance eliminates the requirement to retroactively apply the equity method of accounting when an increase in ownership interest in an investment qualifies for equity method accounting. The new guidance is effective January 1, 2017 and was applied prospectively. The application of this guidance did not have a material impact on the Partnership’s consolidated financial statements.

Consolidation

In October 2016, the FASB issued new guidance on consolidation relating to interests held through related parties that are under common control.  The new guidance amends the consolidation requirements such that if a decision maker is required to evaluate whether it is the primary beneficiary of a variable interest entity (VIE), it will need to consider only its proportionate indirect interest in the VIE held through common control party.  The guidance was effective January 1, 2017, was applied retrospectively and did not result in any change to our consolidation conclusions.

Future accounting changes

Revenue from contracts with customers

In 2014, the FASB issued new guidance on revenue from contracts with customers. The new guidance requires that an entity recognize revenue in accordance with a five-step model. This model is used to depict the transfer of promised goods or services to customers in an amount that reflects the total consideration to which it expects to be entitled during the term of the contract in exchange for those goods or services. The new guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and the related cash flows. The Partnership will adopt the new standard on the effective date of January 1, 2018. There are two methods in which the new standard can be adopted: (1) a full retrospective approach with restatement of all prior periods presented, or (2) a modified retrospective approach with a cumulative-effect adjustment as of the date of adoption. The Partnership currently anticipates adopting the standard using the modified retrospective approach with the cumulative-effect of initially applying the guidance recognized at the date of adoption, subject to allowable and elected practical expedients.

The Partnership has identified all existing customer contracts that are within the scope of the new guidance and is in the process of analyzing individual contracts or groups of contracts to identify any significant changes in how revenues are recognized as a result of implementing the new standard. While the Partnership has not identified any material differences in the amount and timing of revenue recognition for the contracts that have been analyzed to date, the evaluation is not complete and the Partnership has not concluded on the overall impact of adopting the new guidance. The Partnership continues its contract analysis to obtain the information necessary to quantify, the cumulative-effect adjustment, if any, on prior period revenues. The Partnership also continues to address any system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the new guidance.

Leases

In February 2016, the FASB issued new guidance on the accounting for leases. The new guidance amends the definition of a lease requiring the customer to have both (1) the right to obtain substantially all of the economic benefits from the use of the asset and (2) the right to direct the use of the asset in order for the arrangement to qualify as a lease. The new guidance also establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The new guidance does not make extensive changes to lessor accounting.

The new guidance is effective on January 1, 2019, with early adoption permitted. A modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Partnership is continuing to identify and analyze existing lease agreements to determine the effect of adoption of the new guidance on its consolidated financial statements. The Partnership is also addressing system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the new guidance.

Goodwill Impairment

In January 2017, the FASB issued new guidance on simplifying the test for goodwill impairment by eliminating the requirement to calculate the implied fair value of goodwill to measure the impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This new guidance is effective January 1, 2020 and will be applied prospectively. Early adoption is permitted. The Partnership is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.

NOTE 3 ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Policies effective January 1, 2016

Consolidation

In February 2015, the Financial Accounting Standards Board (FASB) issued new guidance on consolidation, which requires that an entity evaluate whether it should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. This guidance became effective beginning January 1, 2016 and was applied retrospectively to all financial statements presented. The application of this guidance did not result in any change to the Partnership’s consolidation conclusions. Refer to Note 22, Variable Interest Entities.

In October 2016, the FASB issued an updated guidance on consolidation, under which a single decision maker is not required to consider indirect interests held through related parties that are under common control with the single decision maker to be the equivalent of direct interests in their entirety. Instead, a single decision maker is required to include those interests on a proportionate basis consistent with indirect interests held through other related parties. Entities that already have adopted the amendments in February 2015 update are required to apply the amendments in this update retrospectively to all relevant prior periods beginning with the fiscal year in which the amendments were applied. The application of this guidance did not result in any change to the Partnership’s consolidation conclusions. Refer to Note 22, Variable Interest Entities.

Imputation of interest

In April 2015, the FASB issued an amendment of previously issued guidance on imputation of interest, which requires debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liabilities, consistent with debt discount or premiums. In addition, amortization of debt issuance costs should be reported as interest expense. The recognition and measurement for debt issuance costs would not be affected. This guidance is effective from January 1, 2016 and was applied retrospectively resulting in a reclassification of debt issuance costs previously recorded in other assets to an offset of their respective debt liabilities on the Partnership’s consolidated balance sheet. Amortization of debt issuance costs was reported as interest expense in all periods presented in the Partnership’s consolidated statement of income.

As a result of the application of this guidance and similar to the presentation of debt discounts, debt issuance costs of $8 million at December 31, 2015 previously reported as other assets in the balance sheet were reclassified as an offset against their respective debt liabilities.

Earnings per share

In April 2015, the FASB issued an amendment of previously issued guidance on earnings per share (EPS) as it is being calculated by master limited partnerships. This updated guidance specifies that for purposes of calculating historical EPS under the two-class method, the earnings (losses) of a transferred business before the date of a dropdown transaction should be allocated entirely to the general partner interest, and previously reported EPS of the limited partners would not change as a result of a dropdown transaction. Qualitative disclosures about how the rights to the earnings (losses) differ before and after the dropdown transaction occurs are also required. This guidance became effective on January 1, 2016 and applies to all dropdown transactions requiring recast. The retrospective application of this guidance did not have a material impact on the Partnership’s consolidated financial statements as our current accounting policy is consistent with the new guidance.

Business combinations

In September 2015, the FASB issued new guidance which replaces the requirement that an acquirer in a business combination account for measurement period adjustments retrospectively with a requirement that an acquirer recognize adjustments to the provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amended guidance requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The new guidance is effective January 1, 2016 and was applied prospectively. The application of this guidance did not have a material impact on the Partnership’s consolidated financial statements.

Statement of Cash Flows

In August 2016, the FASB issued an amendment of previously issued guidance, which intends to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective January 1, 2018, however since early adoption is permitted, the Partnership elected to retrospectively apply this guidance effective December 31, 2016. The application of this guidance will not have a material impact on the classification of debt pre-payments or extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims and proceeds from the settlement of corporate owned life insurance. The Partnership has elected to classify distributions received from equity method investees using the nature of distributions approach as it is more representative of the nature of the underlying activities of the investees that generated the distributions. As a result, certain comparative period distributions received from equity method investees, amounting to $25 million and $27 million in 2015 and 2014, respectively, have been reclassified from investing activities to cash generated from operations in the consolidated statement of cash flows.

Future accounting changes

Revenue from contracts with customers

In 2014, the FASB issued new guidance on revenue from contracts with customers. The new guidance requires that an entity recognize revenue in accordance with a five-step model. This model is used to depict the transfer of promised goods or services to customers in an amount that reflects the total consideration to which it expects to be entitled during the term of the contract in exchange for those goods or services. The new guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and the related cash flows. The Partnership will adopt the new standard on the effective date of January 1, 2018. There are two methods in which the new standard can be adopted: (1) a full retrospective approach with restatement of all prior periods presented, or (2) a modified retrospective approach with a cumulative-effect adjustment as of the date of adoption. The Partnership currently anticipates adopting the standard using the modified retrospective approach with the cumulative-effect of initially applying the guidance recognized at the date of adoption, subject to allowable and elected practical expedients.

The Partnership has identified all existing customer contracts that are within the scope of the new guidance and is in the process of analyzing individual contracts or groups of contracts to identify any significant changes in how revenues are recognized as a result of implementing the new standard. While the Partnership has not identified any material differences in the amount and timing of revenue recognition for the contracts that have been analyzed to date, the evaluation is not complete and the Partnership has not concluded on the overall impact of adopting the new guidance. The Partnership continues its contract analysis to obtain the information necessary to quantify, the cumulative-effect adjustment, if any, on prior period revenues. The Partnership also continues to address any system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the new guidance.

Leases

In February 2016, the FASB issued new guidance on the accounting for leases. The new guidance amends the definition of a lease requiring the customer to have both (1) the right to obtain substantially all of the economic benefits from the use of the asset and (2) the right to direct the use of the asset in order for the arrangement to qualify as a lease. The new guidance also establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The new guidance does not make extensive changes to lessor accounting.

The new guidance is effective on January 1, 2019, with early adoption permitted. A modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Partnership is continuing to identify and analyze existing lease agreements to determine the effect of adoption of the new guidance on its consolidated financial statements. The Partnership is also addressing system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the new guidance.

Equity method and joint ventures

In March 2016, the FASB issued new guidance that simplifies the transition to equity method accounting. The new guidance eliminates the requirement to retroactively apply the equity method of accounting when an increase in ownership interest in an investment qualifies for equity method accounting. This new guidance is effective January 1, 2017 and will be applied prospectively. The Partnership does not expect the adoption of this new standard to have a material impact on its consolidated financial statements.